                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 08012
                                                     ----------

                        Government Obligations Portfolio
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

GOVERNMENT OBLIGATIONS PORTFOLIO as of October 31, 2004
PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%

                                                                               PRINCIPAL
                                                                               AMOUNT
SECURITY                                                                       (000'S OMITTED)       VALUE
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.125%, 3/15/12                               $            8,000    $        9,002,264
-----------------------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (IDENTIFIED COST, $8,703,072)                                                                     $        9,002,264
-----------------------------------------------------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 120.3%
Federal Home Loan Mortgage Corp.:
   5.50%, with various maturities to 2011                                      $               14    $           14,465
   6.00%, with various maturities to 2026                                                   2,070             2,158,623
   6.25%, with maturity at 2008                                                                 8                 8,075
   6.50%, with various maturities to 2024                                                  45,457            48,015,867
   6.87%, with maturity at 2024                                                             1,100             1,171,202
   7.00%, with various maturities to 2026                                                  34,385            36,772,941
   7.089%, with maturity at 2023                                                            2,720             2,938,213
   7.25%, with maturity at 2022                                                             4,574             4,958,878
   7.50%, with various maturities to 2028                                                  18,200            19,689,030
   7.625%, with maturity at 2019                                                            1,766             1,927,619
   7.75%, with various maturities to 2018                                                     170               182,435
   7.78%, with maturity at 2022                                                               480               526,885
   7.85%, with maturity at 2020                                                             1,516             1,667,028
   8.00%, with various maturities to 2028                                                  51,741            56,377,098
   8.13%, with maturity at 2019                                                             2,763             3,054,965
   8.15%, with various maturities to 2021                                                   1,141             1,246,691
   8.25%, with various maturities to 2017                                                   2,064             2,185,067
   8.50%, with various maturities to 2027                                                  21,965            24,190,893
   8.75%, with various maturities to 2016                                                   1,618             1,709,066
   9.00%, with various maturities to 2027                                                  43,817            48,866,032
   9.25%, with various maturities to 2017                                                   2,632             2,870,302
   9.50%, with various maturities to 2026                                                  12,787            14,464,846
   9.75%, with various maturities to 2018                                                     977             1,059,176
   10.00%, with various maturities to 2025                                                 13,683            15,871,784
   10.50%, with various maturities to 2021                                                  8,238             9,674,074
   10.75%, with maturity at 2011                                                              318               351,891
   11.00%, with various maturities to 2021                                                 11,917            14,011,012
   11.25%, with maturity at 2014                                                              295               333,860
   11.50%, with various maturities to 2017                                                  1,138             1,327,457
   11.75%, with maturity at 2011                                                              177               201,384
   12.00%, with various maturities to 2019                                                  2,290             2,740,727
   12.25%, with various maturities to 2019                                                    244               286,302
   12.50%, with various maturities to 2019                                                  5,100             6,074,916
   12.75%, with various maturities to 2015                                                     61                73,515
   13.00%, with various maturities to 2019                                                    727               884,232
   13.25%, with various maturities to 2019                                                     86               103,641
   13.50%, with various maturities to 2019                                                  1,363             1,635,393
   14.00%, with various maturities to 2016                                                    280               339,684
   14.50%, with various maturities to 2014                                                     27                34,781
   14.75%, with maturity at 2010                                                               83                96,768
   15.00%, with various maturities to 2013                                                    556               690,642
   15.25%, with maturity at 2012                                               $               31    $           39,356
   15.50%, with maturity at 2011                                                               11                13,608
   16.00%, with maturity at 2012                                                               38                47,608
   16.25%, with various maturities to 2012                                                     20                25,109
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $      330,913,141
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014                                                $                8    $            7,980
   3.50%, with maturity at 2007                                                                 1                 1,010
   5.25%, with maturity at 2006                                                                 6                 6,348
   5.50%, with maturity at 2006                                                                 6                 5,650
   6.00%, with various maturities to 2024                                                   1,832             1,908,409
   6.50%, with various maturities to 2026(1)                                              151,113           159,449,855
   6.75%, with maturity at 2007                                                                 1                 1,056
   7.00%, with various maturities to 2029                                                  73,268            78,341,706
   7.25%, with various maturities to 2023                                                     533               567,201
   7.50%, with various maturities to 2029                                                  28,486            30,918,031
   7.75%, with maturity at 2008                                                                90                93,972
   7.875%, with maturity at 2021                                                            2,651             2,919,916
   7.979%, with maturity at 2030                                                              298               328,268
   8.00%, with various maturities to 2027                                                  46,919            51,378,637
   8.25%, with various maturities to 2025                                                   2,691             2,895,403
   8.33%, with maturity at 2020                                                             1,300             1,445,558
   8.50%, with various maturities to 2027                                                  23,803            26,220,907
   8.641%, with maturity at 2021                                                            1,122             1,246,185
   8.75%, with various maturities to 2017                                                   1,735             1,846,756
   8.906%, with maturity at 2010                                                              458               495,719
   9.00%, with various maturities to 2030                                                  10,016            11,045,007
   9.125%, with maturity at 2011                                                              268               294,945
   9.25%, with various maturities to 2016                                                     463               501,326
   9.50%, with various maturities to 2030                                                  11,822            13,292,028
   9.75%, with maturity at 2019                                                                80                91,354
   9.863%, with maturity at 2021                                                              320               366,345
   9.881%, with maturity at 2025                                                              248               283,074
   10.00%, with various maturities to 2027                                                 10,871            12,588,011
   10.135%, with maturity at 2023                                                             416               488,102
   10.294%, with maturity at 2021                                                             285               333,078
   10.347%, with maturity at 2020                                                             369               425,415
   10.446%, with maturity at 2021                                                             493               577,801
   10.50%, with various maturities to 2025                                                  3,066             3,557,698
   10.611%, with maturity at 2025                                                             339               396,788
   11.00%, with various maturities to 2025                                                  5,767             6,764,804
   11.273%, with maturity at 2019                                                             438               518,367
   11.50%, with various maturities to 2020                                                  3,723             4,371,643
   11.591%, with maturity at 2018                                                             693               817,903
   11.75%, with various maturities to 2017                                                    488               578,417
   12.00%, with various maturities to 2020                                                  8,172             9,756,102
   12.13%, with maturity at 2025                                                              238               287,424
   12.25%, with various maturities to 2015                                                    482               575,670
   12.369%, with maturity at 2021                                                             351               419,646
   12.50%, with various maturities to 2021                                                  2,381             2,852,401
   12.692%, with maturity at 2015                                                             645               784,790
   12.75%, with various maturities to 2015                                                    522               624,446
   13.00%, with various maturities to 2019                                                  1,565             1,856,794

                        See notes to financial statements

                                                                               PRINCIPAL
                                                                               AMOUNT
SECURITY                                                                       (000'S OMITTED)       VALUE
-----------------------------------------------------------------------------------------------------------------------
   13.25%, with various maturities to 2015                                     $              455    $          546,175
   13.50%, with various maturities to 2015                                                  1,126             1,385,194
   13.75%, with maturity at 2011                                                               15                18,162
   14.00%, with various maturities to 2014                                                     49                59,227
   14.50%, with maturity at 2014                                                               34                43,133
   14.75%, with maturity at 2012                                                              885             1,093,571
   15.00%, with various maturities to 2013                                                    919             1,150,579
   15.50%, with maturity at 2012                                                              123               156,338
   15.75%, with maturity at 2011                                                                4                 5,077
   16.00%, with maturity at 2012                                                              459               581,378
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $      439,566,780
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
   6.50%, with various maturities to 2026(1)                                   $          167,441    $      177,010,978
   7.00%, with various maturities to 2025(1)                                               82,234            87,989,518
   7.25%, with various maturities to 2022                                                     261               280,607
   7.31%, with maturity at 2027                                                             1,314             1,417,789
   7.50%, with various maturities to 2024                                                  18,802            20,403,841
   8.00%, with various maturities to 2027                                                  52,116            57,054,214
   8.25%, with various maturities to 2019                                                     498               549,622
   8.30%, with maturity at 2020                                                               220               244,211
   8.50%, with various maturities to 2018                                                   8,967             9,918,537
   9.00%, with various maturities to 2027                                                  32,138            36,127,980
   9.50%, with various maturities to 2026(1)                                               22,933            25,900,110
   10.00%, with various maturities to 2025                                                  7,748             8,885,287
   10.50%, with various maturities to 2020                                                  7,276             8,536,783
   11.00%, with various maturities to 2020                                                  2,703             3,204,771
   11.50%, with maturity at 2013                                                               39                45,501
   12.00%, with various maturities to 2015                                                  2,402             2,870,184
   12.50%, with various maturities to 2019                                                    954             1,148,316
   13.00%, with various maturities to 2014                                                    251               305,277
   13.50%, with maturity at 2011                                                                9                10,788
   14.00%, with maturity at 2015                                                               29                36,715
   14.50%, with maturity at 2014                                                                8                 9,966
   15.00%, with various maturities to 2013                                                    205               259,753
   16.00%, with various maturities to 2012                                                     52                65,613
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $      442,276,361
-----------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.,
     Series 1577, Class PH, 6.30%, due 2023                                    $            2,111    $        2,185,431
   Federal Home Loan Mortgage Corp.,
     Series 1666, Class H, 6.25%, due 2023                                                  4,369             4,543,790
   Federal Home Loan Mortgage Corp.,
     Series 1822, Class Z, 6.90%, due 2026                                                  6,614             7,015,930
   Federal Home Loan Mortgage Corp.,
     Series 1896, Class Z, 6.00%, due 2026                                                  3,497             3,623,156
   Federal Home Loan Mortgage Corp.,
     Series 2115, Class K, 6.00%, due 2029                                                 10,299            10,752,383
   Federal Home Loan Mortgage Corp.,
     Series 2149, Class QL, 6.00%, due 2029                                                10,000            10,435,530
   Federal Home Loan Mortgage Corp.,
     Series 24, Class ZE, 6.25%, due 2023                                                   1,029             1,087,569
   Federal National Mortgage Assn.,
     Series 1993-149, Class M, 7.00%, due 2023                                 $            2,494    $        2,654,843
   Federal National Mortgage Assn.,
     Series 1993-16, Class Z, 7.50%, due 2023                                               2,093             2,252,089
   Federal National Mortgage Assn.,
     Series 1993-250, Class Z, 7.00%, due 2023                                              1,648             1,752,005
   Federal National Mortgage Assn.,
     Series 1993-39, Class Z, 7.50%, due 2023                                               5,087             5,471,791
   Federal National Mortgage Assn.,
     Series 2000-49, Class A, 8.00%, due 2027                                               4,243             4,616,973
   Federal National Mortgage Assn.,
     Series G93-29, Class Z, 7.00%, due 2023                                                6,607             7,026,666
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       63,418,156
-----------------------------------------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST $1,268,514,504)                                                                  $    1,276,174,438
-----------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.7%

                                                                               PRINCIPAL
                                                                               AMOUNT
SECURITY                                                                       (000'S OMITTED)       VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23(2)                                         $            6,000    $        7,732,740
-----------------------------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $6,269,608)                                                                     $        7,732,740
-----------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.2%

                                                                               PRINCIPAL
                                                                               AMOUNT
SECURITY                                                                       (000'S OMITTED)       VALUE
-----------------------------------------------------------------------------------------------------------------------
Mortgage & Realty Trust, 1.90%, 11/1/04                                        $            2,000    $        1,999,789
-----------------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $1,999,789)                                                                   $        1,999,789
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 122.1%
   (IDENTIFIED COST $1,285,486,973)                                                                  $    1,294,909,231
-----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (22.1)%                                                            $     (234,107,830)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                 $    1,060,801,401
-----------------------------------------------------------------------------------------------------------------------

(1)  All or a portion of these securities were on loan at October 31, 2004.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

GOVERNMENT OBLIGATIONS PORTFOLIO as of October 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS
Investments, at value including $237,947,841 of securities on loan
   (identified cost, $1,285,486,973)                                          $    1,294,909,231
Cash                                                                                      20,435
Receivable for investments sold                                                        1,917,761
Interest receivable                                                                    8,143,841
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    1,304,991,268
------------------------------------------------------------------------------------------------

LIABILITIES
Collateral for securities loaned                                              $      243,776,214
Payable for daily variation margin on open financial
   futures contracts                                                                     262,500
Payable to affiliate for Trustees' fees                                                    1,698
Accrued expenses                                                                         149,455
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $      244,189,867
------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    1,060,801,401
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                       $    1,052,687,371
Net unrealized appreciation (computed on the basis of
   identified cost)                                                                    8,114,030
------------------------------------------------------------------------------------------------
TOTAL                                                                         $    1,060,801,401
------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                 PERIOD ENDED         YEAR ENDED
                                                                 OCTOBER 31, 2004(1)  DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                         $       38,398,221   $       48,225,447
Security lending income, net                                              6,928,871            5,036,096
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $       45,327,092   $       53,261,543
--------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                           $        7,257,040   $       11,983,292
Trustees' fees and expenses                                                  19,049               29,104
Custodian fee                                                               294,073              388,994
Legal and accounting services                                                72,700               55,156
Interest expense                                                             42,114              135,608
Miscellaneous                                                                33,204               50,437
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $        7,718,180   $       12,642,591
--------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                    $              221   $               --
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $              221   $               --
--------------------------------------------------------------------------------------------------------

NET EXPENSES                                                     $        7,717,959   $       12,642,591
--------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $       37,609,133   $       40,618,952
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions
   (identified cost basis)                                       $          474,449   $        9,968,047
   Financial futures contracts                                           (6,845,197)         (17,535,578)
--------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                $       (6,370,748)  $       (7,567,531)
--------------------------------------------------------------------------------------------------------

Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)                           $       (4,730,637)  $      (42,680,125)
   Financial futures contracts                                             (396,400)           8,537,406
--------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)                                   $       (5,127,037)  $      (34,142,719)
--------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                 $      (11,497,785)  $      (41,710,250)
--------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $       26,111,348   $       (1,091,298)
--------------------------------------------------------------------------------------------------------

(1)  For the ten months ended October 31, 2004.

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED         YEAR ENDED           YEAR ENDED
                                                             OCTOBER 31, 2004(1)  DECEMBER 31, 2003    DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations --
   Net investment income                                     $       37,609,133   $       40,618,952   $       44,751,237
   Net realized gain (loss) from Investment transactions,
      and financial futures contracts                                (6,370,748)          (7,567,531)             360,261
   Net change in unrealized appreciation (depreciation)
      from investments, and financial futures contracts              (5,127,037)         (34,142,719)          35,242,970
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $       26,111,348   $       (1,091,298)  $       80,354,468
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                             $      116,763,308   $      984,539,314   $    1,229,453,821
   Withdrawals                                                     (603,360,924)      (1,034,972,621)        (412,516,376)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                              $     (486,597,616)  $      (50,433,307)  $      816,937,445
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                        $     (460,486,268)  $      (51,524,605)  $      897,291,913
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                       $    1,521,287,669   $    1,572,812,274   $      675,520,361
-------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                             $    1,060,801,401   $    1,521,287,669   $    1,572,812,274
-------------------------------------------------------------------------------------------------------------------------

(1) For the ten months ended October 31, 2004.

                        See notes to financial statements

STATEMENT OF CASH FLOWS

                                                                 PERIOD ENDED         YEAR ENDED
                                                                 OCTOBER 31, 2004(1)  DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN CASH
Cash Flows From (Used For)
   Operating Activities --
   Purchase of investments                                       $      (78,177,511)  $   (1,670,743,765)
   Proceeds from sales of investments and
      principal repayments                                              614,897,998        1,434,486,901
   Interest received, including net securities
      lending income                                                     91,396,039          137,389,555
   Interest paid                                                            (43,823)            (135,608)
   Operating expenses paid                                               (7,588,059)         (12,527,072)
   Net sale (purchase) of
      short-term investments                                              1,929,211             (435,000)
   Financial futures contracts transactions                              (7,045,197)         (16,541,845)
   Repayment (payment) of collateral for
      securities loaned, net                                           (128,354,534)         170,400,248
   (Increase) decrease in unrealized loss
      from futures transactions                                            (396,400)           8,537,406
--------------------------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                               $      486,617,724   $       50,430,820
--------------------------------------------------------------------------------------------------------
Cash Flows From (Used For)
   Financing Activities --
   Proceeds from capital contributions                           $      116,763,308   $      984,539,314
   Payments for capital withdrawals                                    (603,360,924)      (1,034,972,621)
--------------------------------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                           $     (486,597,616)  $      (50,433,307)
--------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN CASH                                  $           20,108   $           (2,487)
--------------------------------------------------------------------------------------------------------

CASH AT BEGINNING OF PERIOD                                      $              327   $            2,814
--------------------------------------------------------------------------------------------------------

CASH AT END OF PERIOD                                            $           20,435   $              327
--------------------------------------------------------------------------------------------------------

RECONCILIATION OF
NET INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS TO NET CASH
FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets
   from operations                                               $       26,111,348   $       (1,091,298)
Decrease in receivable for investments sold                               1,637,609               22,553
Decrease in payable for investments purchased                                    --           (9,772,561)
Decrease in interest receivable                                           4,443,771            1,171,376
Decrease in payable for daily variation margin                             (200,000)                  --
Decrease in receivable for daily variation margin                                --              993,733
Increase (decrease) in payable to affiliate                                  (5,288)                 733
Increase (decrease) in accrued expenses                                      91,365              (23,861)
Decrease in prepaid expenses                                                     --                3,039
Increase (decrease) in collateral for
   securities loaned                                                   (128,354,534)         170,400,248
Net (increase) decrease in investments                                  582,893,453         (111,273,142)
--------------------------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                               $      486,617,724   $       50,430,820
--------------------------------------------------------------------------------------------------------

(1)  For the ten months ended October 31, 2004.

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                       YEAR ENDED DECEMBER 31,
                                            PERIOD ENDED          -----------------------------------------------------------------
                                            OCTOBER 31, 2004(1)       2003          2002          2001(2)       2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily
   net assets):
   Expenses                                          0.75%(4)            0.70%         0.75%          0.81%       0.84%        0.83%
   Expenses after custodian fee reduction            0.75%(4)            0.70%         0.75%          0.81%       0.84%        0.83%
   Interest expense                                  0.00%(3)(4)         0.01%         0.00%(3)       0.02%       0.02%        0.02%
   Net investment income                             3.63%(4)            2.26%         4.41%          5.91%       7.77%        7.79%
Portfolio Turnover                                      5%                 67%           41%            21%         22%          18%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                                      2.23%               0.01%         8.24%          9.52%         --           --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $ 1,060,801         $ 1,521,288   $ 1,572,812      $ 675,520   $ 339,990    $ 345,200
-----------------------------------------------------------------------------------------------------------------------------------

(1)  For the ten-month period ended October 31, 2004.
(2) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assest from 7.51% to 5.91%.
(3)  Represents less than 0.01%.
(4)  Annualized.
(5) Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

                        See notes to financial statements

GOVERNMENT OBLIGATIONS PORTFOLIO as of October 31, 2004
NOTES TO FINANCIAL STATEMENT

1  SIGNIFICANT ACCOUNTING POLICIES

   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, insured, guaranteed or otherwise backed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2004, the Eaton Vance Government Obligations Fund had a 96.3% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the period from January 1, 2004 to October 31, 2004 and for the year ended December 31, 2003, $221 and $1,504 in credit balances, respectively, were used to reduce the Portfolio's custodian fee.

   E WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   F PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

   G FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   H OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K STATEMENT OF CASH FLOWS -- The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at October 31, 2004.

2  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $78,177,511 and $613,260,389, respectively.

3  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a fee computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions are intended to continue indefinitely. For the period from January 1, 2004 to October 31, 2004 and for the year ended December 31, 2003, the fee was equivalent to 0.70% (annualized) and 0.67% of the Portfolio's average net assets for such period, respectively, and amounted to $7,257,040 and $11,983,299, respectively. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from January 1, 2004 to October 31, 2004 and the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

   During the period from January 1, 2004 to October 31, 2004, the Portfolio engaged in purchase transactions with other Portfolios that also utilize BMR as an investment advisor. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $10,484,457.

4  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the period from January 1, 2004 to October 31, 2004 and for the year ended December 31, 2003 was $2,467,380 and $8,333,973, respectively, and the average interest rate was 2.05% and 1.63%, respectively.

5  SECURITIES LENDING AGREEMENT

   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $3,586,510 and $3,792,118 for the period from January 1, 2004 to October 31, 2004 and for the year ended December 31, 2003, respectively. At October 31, 2004, the value of the securities loaned and the value of the collateral amounted to $237,947,841 and $243,776,214, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $  1,288,731,756
   ----------------------------------------------------------
   Gross unrealized appreciation           $     10,432,037
   Gross unrealized depreciation                 (4,254,562)
   ----------------------------------------------------------
   NET UNREALIZED APPRECIATION             $      6,177,475
   ----------------------------------------------------------

7  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2004 is as follows:

   FUTURES CONTRACTS

                                                                                      NET
   EXPIRATION                                    AGGREGATE                         UNREALIZED
   DATE(S)      CONTRACTS          POSITION        COST              VALUE        DEPRECIATION
   -------------------------------------------------------------------------------------------
   12/04        1,200
                U.S Treasury
                Five Year Note     Short      $ (132,341,772)   $ (133,650,000)   $ (1,308,228)

   At October 31, 2004, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

8  FISCAL YEAR END CHANGE

   Effective October 15, 2004 the Portfolio changed its fiscal year-end to October 31, 2004.

GOVERNMENT OBLIGATIONS PORTFOLIO as of October 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF
GOVERNMENT OBLIGATIONS PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the supplementary data present fairly, in all material respects, the financial position of Government Obligations Portfolio (the "Portfolio") at October 31, 2004, and the results of its operations, the changes in its net assets, its cash flows and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 30, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal year ended December 31, 2003, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods (On October 18, 2004, the registrant changed its fiscal year end from December 31 to October 31).

FISCAL YEARS ENDED                     12/31/03           10/31/04
--------------------------------------------------------------------
Audit Fees                           $     49,875       $     57,500

Audit-Related Fees(1)                $          0       $          0

Tax Fees(2)                          $      6,850       $      8,350

All Other Fees(3)                    $          0       $          0
                                     -------------------------------

Total                                $     56,725       $     65,850
                                     ===============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's fiscal year ended December 31, 2003 and the fiscal period ended October 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the same time periods.

FISCAL YEARS ENDED                     12/31/03           10/31/04
----------------------------------------------------------------------
Registrant                           $      6,850       $      8,350

Eaton Vance (1)                      $          0       $     84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GOVERNMENT OBLIGATIONS PORTFOLIO


By:     /s/ Mark S. Venezia
       ---------------------------------------
       Mark S. Venezia
       President


Date:  December 21, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
       ---------------------------------------------------
       Barbara E. Campbell
       Treasurer


Date:  December 21, 2004


By:     /s/ Mark S. Venezia
       ----------------------------------------------
       Mark S. Venezia
       President


Date:  December 21, 2004